Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
Basis of consolidation
(a)	Basis of consolidation-

i.	Business combinations-
The Group accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group (see ii). In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs.

The Group has an option to apply a ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.
The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment (see Note 3 (i) ii). Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.
The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in profit or loss.
Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.
If share-based payment awards (“replacement awards”) are required to be exchanged for awards held by the acquiree’s employees (“acquiree’s awards”), then all or a portion of the amount of the acquirer’s replacement awards is included in measuring the consideration transferred in the business combination. This determination is based on the market-based measure of the replacement awards compared with the market-based measure of the acquiree’s awards and the extent to which the replacement awards relate to pre-combination service.
A step – up acquisition occurs when a shareholder gains control of an entity by acquiring an additional interest in that entity.

ii.	Subsidiaries-
Subsidiaries are entities controlled by the Group (see Note 6). The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. The accounting policies of subsidiaries have been changed when necessary to align them with the policies adopted by the Group. All entities of the Group prepared their financial statements as of December 31.

iii.	Loss of control-
When the Group loses control over a subsidiary, it derecognizes the assets and liabilities of the subsidiary, any non-controlling
interest and the other components of equity. Any resulting gain or loss is recognized in profit or loss.
Any interest retained in the former subsidiary is measured at fair value when control is lost.

iv.	Investments in equity accounted investees-
The Group’s interests in equity accounted investees until December 30, 2025 comprised interests in one joint venture (AM DL MRO JV, S. A. P. I. de C. V. or “MRO”) (see Note 18).
Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. Joint ventures are those arrangements in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.
Investments in associates and joint ventures are accounted for using the equity method (equity accounted investees) and are recognized initially at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of the profit or loss and other comprehensive income of equity-accounted investees, until the date on which significant influence of joint control ceases.

v.	Transactions eliminated in consolidation-
Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Foreign currency
(b)	Foreign currency-

i.	Foreign currency transactions-
Transactions in foreign currencies are translated to the respective functional currencies of the Group’s entities at the exchange rates at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies are retranslated to the functional currency at the exchange rate at the reporting date.
Non-monetary
assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined.
Non-monetary
items that are measured based on historical cost denominated in a foreign currency are translated at the exchange rate at the date of the transaction. Foreign currency differences are generally recognized in profit or loss and presented within finance income (costs).

Financial instruments
(c)	Financial instruments-

Non-derivative financial instruments-
Non-derivative
financial instruments comprise investments in debt securities, trade and other receivables, cash and cash equivalents, loans and borrowings, and trade and other payables.
Cash and cash equivalents comprise cash balances and call deposits with original maturities of up to three months or less.
Restricted cash, is presented within cash and cash equivalents and mainly comprises cash balances from Fideicomiso F/1748 (“Fideicomiso” or “Trust”), the consolidated issuer trust used by the Group, to securitize cash flows from credit card ticket sales through offices and travel agencies in Mexico; which will be paid to the holders of the Senior Trust Bonds issued by the Trust (as of December 31, 2025 this Trust is on a termination process). Additionally in 2025, restricted cash also includes cash balances deposits to cover certain letters of credits guarantees.
The Group initially recognizes loans and receivables and deposits on the date that they are originated. All other financial assets (including assets designated at fair value through profit or loss) are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument.
The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. Any interest in transferred financial assets that is created or retained by the Group is recognized as a separate asset or liability.

Offsetting-
Financial assets and liabilities are offset, and the net amount presented in the statements of financial position when, and only when, the Group has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Non-derivative financial assets-
The Group classifies its
non-derivative
financial assets in the following categories: financial assets at fair value through profit or loss, amortized cost and fair value through other comprehensive income (“OCI”).
The financial assets classification is based on both the business model and the related contractual cash flows characteristics.

i.	Financial assets at fair value through profit or loss (“FVTPL”)-
Financial assets are classified at fair value through profit or loss if they are held for trade or if it does not meet the solely payments of principal and interest (“SPPI”) criteria, or if it is defined as such at initial recognition. Financial assets are designated at fair value through profit or loss if the Group manages such investments and makes purchase and sale decisions based on their fair value in accordance with the Group’s risk management or investment strategy.
Upon initial recognition attributable transaction costs are recognized in profit or loss as incurred. Financial assets at fair value through profit or loss are measured at fair value, and changes therein, including any interest or dividend income, are recognized in profit or loss. The fair value is obtained from financial counterparties who act as appraisers.

ii.	Amortized Cost-
Financial assets are classified at amortized cost if they are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows that are solely payments of principal and interest, and if they meet the SPPI criteria. Loans and receivables are financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition loans and receivables are measured at amortized cost using the effective interest method, less any impairment losses. Loans and receivables comprise mainly trade and other receivables.

iii.	Financial assets at fair value through other comprehensive income (“FVTOCI”)-
Financial assets are classified at fair value through other comprehensive income if they are held within a business model whose objective is achieved by both collecting contractual cash flows that are solely payments of principal and interests and selling financial assets, and if they meet the SPPI criteria. Financial assets at fair value through other comprehensive income are measured at fair value, and changes therein, including any interest or dividend income, are recognized in other comprehensive income. The fair value is obtained from financial counterparties who act as appraisers or is determined based on valuation models using observed data at the market.
Non-derivative
financial liabilities-
Financial liabilities are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument. The Group derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire.
The Group has the following
non-derivative
financial liabilities: loans and borrowings, and trade and other payables.
Such financial liabilities are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method.
The Group derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire. The Group also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.
On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.
Derivative financial instruments (“DFI”) and hedge accounting
-
In order to manage the risk associated with fluctuation in jet fuel prices, the Group from time to time selectively uses derivative financial instruments such as Asian options on the price of Jet Fuel 54 (“JF54”). The fair value of the options is obtained using valuation models which depend on the behavior of the referred underlying reference price in an observed period. During 2025, 2024 and 2023 the Group had no DFI on JF54.

Additionally in relation to its exposure to long-term interest rates due to financial debt at variable interest rates, the Group implemented some strategies to mitigate the adverse risk in future cash flows that could derive from volatility in reference interest rates. The Group purchased DFI’s that allowed it to swap variable interest rates from certain long term debt based on TIIE for a fixed interest rate, which was effective until June 2024.
During their life, the options are measured at their fair value; when they fail to qualify for a hedging relationship, its effects are recorded in profit or loss of the year as they are not formally assigned as hedging instruments in a qualified hedging relationship. Any hedge ineffectiveness related to JF54 and interest rate derivatives are recorded to the jet fuel line and finance income (loss), respectively, in the consolidated statements of profit or loss.
Before entering into these option agreements, Management must obtain Board of Directors’ approval, which determines volumes to mitigate, as well as the reference price of them. The purpose of these operations is to mitigate risks related to fuel price and/or interest rate variances.
Derivatives are recognized initially at fair value. Changes in the fair value are recognized immediately in the income statement as the result of the valuation, which is determined at market value and when not quoted in an observable market is determined based on valuation models using observed market data. Such data can be obtained from financial counterparties who act as appraisers.
Capital stock-
Ordinary shares-
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity, net of any tax effects.
Repurchase of capital stock (treasury shares)-
When shares recognized as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and are presented as a deduction from total equity. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity, and the resulting surplus or deficit on the transaction is presented within share premium.

Inventories
(d)	Inventories-
Inventories of spare parts, accessories, materials and supplies are measured at the lower of cost and net realizable value. The cost of inventories is based on average and charged to expense as consumed.

Property and equipment
(e)	Property and equipment-

i.	Recognition and measurement-
Aircraft and other items of property and equipment are measured at cost less accumulated depreciation and impairment losses.
Cost includes expenditure that is directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labor, any other costs directly attributable to bringing the assets to a working condition for their intended use. The costs of leased aircraft in accordance to the lease specification, and borrowing costs are capitalized on the qualifying assets.
Rotable spare parts held by the Group are classified as property and equipment if they are expected to be used over more than one period.
When parts of an item of property and equipment have different useful lives, they are accounted for as separate items (major components) of property and equipment.
Gains and losses on disposal of an item of property and equipment are determined by comparing the proceeds from disposal with the carrying amount of property and equipment, and are recognized net within other income in profit or loss.
In the case the Group receives credits from manufacturers in connection with the acquisition of certain aircraft and engines, based on the individual terms and conditions of each agreement those credits are recorded as a reduction of the cost of the related aircraft and engines.

ii.	Subsequent costs-
The cost of replacing a part of an item of property and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Group, and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. The costs of the day-to-day
servicing of property and equipment are recognized in profit or loss as incurred.

iii.	Depreciation-
Depreciation is calculated over the depreciable amount, which is the cost of an asset less its residual value. Depreciation is calculated by the straight-line method, based on each asset’s estimated useful life of the equipment determined by Management considering the work of third-party appraisers, which is reviewed periodically and is recorded since such assets are available to operation. Assets leased are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the lease term. Land is not depreciated.

The annual depreciation rates and residual value of the principal asset classes are as follows:

	Rates	% residual value
Flight equipment under financial leases	3.3% to 8%	7-15
Rotable spare parts and accessories	5% to 10%	—
Constructions	5% to 10%	—
Ground equipment	10%	—
Transportation equipment	10% to 25%	—
Furniture	10%	—
Machinery and equipment	10% to 33%	—
Computer equipment	25%	—
Major maintenance	8.33% to 57.14%	—
Depreciation methods, useful lives and residual values are reviewed at each financial year end and adjusted if appropriate.

iv.	Maintenance costs-
Major maintenance-
Major maintenance costs for owned and leased aircraft (i.e., overhaul repairs to major aircraft components such as engines and landing gears) are accounted for under the
“built-in-overhaul”
method. The Group recognizes the estimated cost for future major maintenance checks as a separate component of property and equipment (major maintenance). This cost is depreciated over the shorter of the period to the next major maintenance event or the remaining life of the asset, and is reported in the consolidated statements of profit or loss and comprehensive income as part of operating expenses (depreciation and amortization). The costs for subsequent major maintenance checks are capitalized when incurred and depreciated over the shorter of the period to the next major maintenance event or the remaining life of the asset. Cash outflows relating to major maintenance are reported in our consolidated statements of cash flows under the “acquisition of properties and equipment (including major maintenance)” line item as part of “cash flows from investing activities” and the related depreciation expense is reported as a non-cash
adjustment to determine “net cash from operating activities”.

Line maintenance-
Disbursements made in connection with ongoing and routine maintenance efforts outside the scheduled major maintenance programs for owned and leased aircraft (i.e., routine inspections of the overall aircraft, including fuselage inspections, and the replacement of minor and smaller spare parts) are expensed as incurred (i.e., when maintenance activities are performed) and are reported in our consolidated statements of profit or loss and comprehensive income as part of the maintenance expense line item under operating expenses. Cash outflows for direct and/or line maintenance are reported in our consolidated statements of cash flows as part of “net cash from operating activities”.
If the Group is contractually committed to either return the aircraft in a certain condition or to compensate the lessor based on the actual condition of the aircraft at the end of the lease term, the Group recognizes during the lease term and also considering the current fleet plan and long-term maintenance schedules a provision for leased aircraft returns (see Note 3(j)).

Leases
(f)	Leases-
At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
As a lessee-
At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone prices. However, for the leases of property and equipment the Group has elected not to separate non-lease
components and account for the lease and
non-lease
components as a single lease component.
The Group recognizes a
right-of-use
asset and a lease liability at the lease commencement date. The right-of-use
asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.
The
right-of-use
asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use
asset reflects that the Group will exercise a purchase option. In that case the right-of-use
asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use
asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate. This rate comprises significant assumptions such as reference rates, credit ratings, country risk and specific adjustments related to the nature of the nature of the leased assets.
The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.
Lease payments included in the measurement of the lease liability comprise the following:

•	fixed payments, including in-substance fixed payments;

•	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

•	amounts expected to be payable under a residual value guarantee; and

•
the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance
fixed lease payment.
When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use
asset, or is recorded in profit or loss if the carrying amount of the right-of-use
asset has been reduced to zero.
The Group presents
right-of-use
assets that do not meet the definition of investment property in “property and equipment including right-of-use”
and lease liabilities in “loans and borrowings including leases” in the statement of financial position (see Notes 15 and 21).
Short-term leases and leases of
low-value
assets-
The Group has elected not to recognize
right-of-use
assets and lease liabilities for leases of
low-value
assets and short-term leases, including IT equipment. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Intangible assets and goodwill
(g)	Intangible assets and goodwill-
Intangible assets are mainly comprised of software, fiduciary rights, partners’ contracts and customer relationships, trademark and goodwill.

i.	Partners’ contracts and customer relationships-
Partners’ contracts and customer relationships are considered long-lived assets, some of them with finite lived and others indefinite lived.
Finite lived intangible assets (such as “Aeroméxico Rewards” member base and certain “Partner Contracts”) are recorded at cost less accumulated impairment losses and are amortized using the straight-line method over their estimated lives, typically 10 years. The average remaining amortization period of individually significant partners’ contracts is 1 year. Aeroméxico Rewards member base’s useful life is based on the historical rotation of members and certain Partner Contracts are based on contractual terms.
Indefinite lived intangible assets (such as certain Partners Contracts are recorded at cost less accumulated impairment losses and are not amortized but instead tested for impairment annually, or more frequently, should events or changes in circumstances indicate that these intangibles may be impaired.
Based on the Group’s analysis of the provisions of IAS 38
Intangible Assets
on the determination of the useful life of an intangible asset with a defined or indefinite life, the Group’s Management has determined that for certain Partners’ Contracts with certain cobranded cards, other airlines and other commercial partners, the useful life is indefinite considering that the risk of non-renewal
of these commercial agreements is low, derived from the lack of cost of renewal, automatic renewal conditions, the years of permanence that they have maintained as strategic partners and the economic and commercial benefits that have been obtained from these commercial relationships.

ii.	Trademark-
Trademarks which are considered intangible assets with indefinite lives, are recorded at cost less accumulated impairment losses and are not amortized but instead tested for impairment annually, or more frequently, should events or changes in circumstances indicate that the trademarks may be impaired. These intangible assets have an indefinite useful life as there is no foreseeable limit to the period over which the asset is expected to generate cash flows. See for impairment testing Note 3(i).

iii.	Goodwill-
Goodwill represents the excess of the cost of an acquisition over the fair value of the Group’s share of the net identifiable assets of the acquired subsidiary at the date of acquisition and it is measured net of accumulated impairment losses. Goodwill is not amortized, but instead tested annually, or more frequently, should events or changes in circumstances indicate that the goodwill may be impaired.

iv.	Other intangible assets-
Intangible assets such as software with specific useful lives are systematically amortized based on the best estimation of their useful lives as per expected future economic benefits.
Fiduciary Rights are contributions to a trust for the development of a project named “Aeroméxico Tower” and are stated at cost less accumulated impairment losses.

v.	Amortization-
Amortization is recognized in profit or loss on a straight-line basis over the estimated useful lives of intangible assets with finite useful lives, and is calculated over the cost of the asset, less its residual value.
Amortization is recognized from the date on which intangible assets with finite useful lives are available for use, since this most closely reflects the expected pattern of consumption of future economic benefits embodied in the asset.
The estimated useful lives for the current and comparative periods are as follows:

Software	4 -7 years

Partners’ contracts and customer relationships	10 years
Amortization methods, useful lives and residual values are reviewed at each financial year end and adjusted if appropriate.

Prepayments and deposits
(h)	Prepayments and deposits-
Non-current
prepayments and deposits consist primarily of deposits made to the lessors of flight equipment and airport groups; and in accordance with their expiration dates are disclosed as current or non-current
assets.
Payments of maintenance deposits are capitalized as an asset upon disbursement. These deposits are considered as maintenance reserves, typically calculated based on flight hours. Such maintenance reserves are reclassified to property and equipment (major maintenance) upon the maintenance service is being performed and is expensed through depreciation based on the Group’s maintenance policy.

Current prepayments consist mainly of prepaid IT software licenses, insurances and spare parts and other accessories prepayments. Prepayments are expensed when goods or services are received.

Impairment
(i)	Impairment-

i.	Non-derivative financial assets–
The Group recognizes loss allowances for expected credit losses on:

•	financial assets measured at amortized cost;

•	debt investments measured at fair value through other comprehensive income (“FVTOCI”); and

•	contract assets.
The Group measures loss allowances at an amount equal to lifetime expected credit losses, except for the following, which are measured at twelve month expected credit losses:

•	debt securities that are determined to have low credit risk at the reporting date; and

•
other debt securities and bank balances for which credit risk (i.e. the risk of default occurring over the expected life of the financial instrument) has not increased significantly since initial recognition.

Loss allowances for trade receivables and contract assets are always measured at an amount equal to lifetime expected credit losses.
Lifetime expected credit losses are the expected credit losses that result from all possible default events over the expected life of a financial instrument.
Measurement of Expected Credit Losses (“ECLs”)
ECL are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Group expects to receive).
ECLs are discounted at the effective interest rate of the financial asset.
Credit-impaired financial assets
At each reporting date, the Group assesses whether financial assets carried at amortized cost and debt securities at fair value through other comprehensive income are credit-impaired. A financial asset is “credit-impaired” when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Write-off
The gross carrying amount of a financial asset is written off when the Group has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof. The Group individually makes an assessment with respect to the timing and amount of write-off
based on whether there is a reasonable expectation of recovery. The Group expects no significant recovery from the amount written off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Group’s procedures for recovery of amounts due.

ii.	Non-financial assets-
The carrying amounts of the Group’s
non-financial
assets, other than inventories and deferred tax assets are reviewed at each reporting date to determine whether there is any indication of impairment, The Group performs an impairment assessment of long-lived assets at the cash-generating unit (“CGU”) when there are indicators that the carrying value of such assets may not be recoverable. This involves estimating the recoverable amount of the CGU at the greater of its fair value less costs to sell, or value in use using a discounted cash flow model. As of December 31, 2025 the Group has property and equipment, (including right-of-use
assets), intangible assets and goodwill, prepayments and deposits, and certain other long-term assets, which represent the CGU.
For intangible assets that have indefinite lives, such as trademarks, fiduciary rights and partners’ contracts and customer relationships, the recoverable amount is estimated each year at the same time.
The partners’ contracts and customer relationships with indefinite lives do not have an expiration date nor cost of renewal.
The Group’s corporate assets do not generate separate cash inflows. If there is an indication that a corporate asset may be impaired, then the recoverable amount is determined for the CGU to which the corporate asset belongs.
An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its recoverable amount. Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of cash-generating units are allocated to reduce the carrying amount of the assets in the unit (group of units) on a pro rata basis.
Impairment loss recognized in prior periods is assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Provisions
(j)	Provisions-
A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax
rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.
Provision for leased aircraft returns-
With respect to lease agreements, where the Group is required to return the aircraft with adherence to certain return conditions, provision is made during the lease term. This provision is based on the present value of the expected future cost of meeting the return condition, having regard to the current fleet plan and long-term maintenance schedules. The present value of the return conditions is provided for at the inception of the lease and subject to yearly revisions.

Employee benefits
(k)	Employee benefits-

i.	Defined benefit plans-
The Group has defined benefit plans for part of its employees. Additionally seniority premiums are provided to all employees under the Mexican Labor Law. The Law provides that seniority premiums are payable, based on salary and years of service, to employees who resign or are terminated after at least fifteen years of service. Under the Law, benefits are also payable to employees who are dismissed.
The Group’s net obligation in respect of defined benefit pension and seniority plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine its present value and the fair value of any plan assets are deducted. The discount rate is the yield at the reporting date on governmental bonds that have maturity dates approximating the terms of the Group’s obligations and that are denominated in the same currency in which the benefits are expected to be paid. The calculation is performed annually by a qualified actuary using the projected unit credit method according to IAS 19 (see Note 22). When the calculation results in a benefit to the Group, the recognized asset is limited to the present value of economic benefits available in the form of any future refunds from the plan or reductions in future contributions to the plan. In order to calculate the present value of economic benefits, consideration is given to any minimum funding requirements that apply to any plan in the Group.

Remeasurements of the net defined benefit liability, which comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognized immediately in other comprehensive income. The Group determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then-net
defined benefit liability (asset), taking into account any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments. Net interest expense and other expenses related to defined benefit plans are recognized in profit or loss.
When the benefits of a plan are changed or when a plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss on curtailment is recognized immediately in profit or loss. The Group recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs.

ii.	Termination benefits-
Termination benefits are recognized as an expense when the Group is committed demonstrably, without realistic possibility of withdrawal, to a formal detailed plan to either terminate employment before the normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy. Termination benefits for voluntary redundancies are recognized as an expense if the Group has made an offer of voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably. If benefits are payable more than twelve months after the reporting period, then they are discounted to their present value.

iii.	Short-term benefits-
Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.
A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

iv.	Share-based payment transactions-
Equity-settled share based payments in the form of free shares are granted to certain key management personnel subject to certain service and non-market
performance conditions. Cost of the awards granted is recognized as an employee expense, with a corresponding increase in equity, over the period vesting. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related service conditions at the vesting date.

Revenue recognition
(l)	Revenue recognition-

i.	Air traffic liability and revenue recognition for passenger services and ancillary revenues-
Ticket sales are initially recorded as an air traffic liability (contract liability under IFRS 15) and are recognized as passenger revenue, net of airport charges, when the service is rendered. The liability is also reduced by transportation services previously sold through Aerovías de México, S. A. de C. V. (“Aeroméxico”), rendered by other airlines (in which the Company does not obtain control before the tickets are transferred to the customer therefore acting as an agent on behalf of other airlines, since it only arranges the transportation to be provided by other airlines) and refunds of expired tickets.
The above-mentioned sales where Aeroméxico acts as an agent, conduct to interline service charges which are part of other commissions revenues, recognized in profit and loss when the service is rendered.
Passenger revenue includes airfare, income for expired tickets (breakage), income for ancillary services (excess baggage and other charges to passengers), and the decrease in compensation costs paid to passengers and the cost from accumulated points from Aeroméxico frequent flyer program “Aeroméxico Rewards”, since they do not represent a separate performance obligation.
The Group records the air traffic liability translating to its functional currency the tickets sold on its different foreign exchange rates at the dates of the original ticket sale.
Breakage revenue from expired tickets is recognized as an ancillary revenue based on the scheduled flight date and the terms and conditions of each ticket in which the Group utilizes its historical experience with refundable and non-refundable
tickets and other patterned facts.

When a ticket is sold, the Group is required to charge certain taxes and fees on its passenger tickets. These passenger related taxes and fees include for example value added tax, governmentally imposed airport departure and arrival taxes, airport passenger facility charges, etc. Since the Group has a legal obligation to act as a collection agent with respect to these taxes and fees, such amounts are not part of the passenger revenue. The Group records a liability when these amounts are collected and derecognizes the liability when payments are made to the applicable government agency or operating airport.
Commissions on ticket sales are expensed when the related revenues are recognized within the travel agent commissions expense line. The amount of travel agent commissions through indirect distribution channels for the year ended December 31, 2025, were $57,438 (2024: $60,632 and 2023: $56,932).

ii.	Cargo revenue-
Cargo revenue is recognized when the service is rendered.

iii.	Other revenues-
Other revenues include mainly revenue from training, charter services, Aeroméxico Rewards redeemed points (see next item) and other, and are recognized in the statement of profit or loss and comprehensive income in the period the services are provided.

iv.	Frequent flyer liability and revenue recognition for Aeroméxico Rewards Points-
Aeroméxico Rewards frequent flyer program allows passengers to accumulate Aeroméxico Rewards Points “AR Points” (mainly by flying on the Group’s airlines or its alliance partners and by using services of the program partners for cobranded credit cards, hotel stays, car rentals and others) that entitle them to a choice of various awards. All the AR Points earned by the Aeroméxico Rewards members are accounted as a liability (frequent flyer program) and are recognized as revenue when the awards are redeemed. The amount of revenue recognized by the Group is based on the number of AR Points redeemed in a period in relation to the total number expected to be redeemed, which factors in the Group’s estimate for breakage.

Breakage represents the estimated AR Points that are not expected to be redeemed by the program members. Breakage is estimated by Management based on the terms and conditions of membership and historical accumulation and redemption patterns, as adjusted for changes to any terms and conditions that may affect members’ redemption practices. Changes in breakage are accounted for as follows: in the period of change, the deferred revenue balance (frequent flyer liability) is adjusted as if the revised estimate had been used in prior periods with the offsetting amount recorded as an adjustment to revenue; and for subsequent periods, the revised estimate is used. Breakage is allocated to other income.

Finance income and costs
(m)	Finance income and costs-
Finance income comprises interest income on funds invested, changes in the fair value of financial assets at fair value through profit or loss, and net foreign exchange gains that are recognized in profit or loss. Interest income is recognized as it accrues in profit or loss, using the effective interest method. Dividend income is recognized in profit or loss on the date that the Group’s right to receive payment is established, which in the case of quoted securities is the ex-dividend
date.
Finance costs comprise interest expense on borrowings, unwinding of the discount on provisions or dividends, changes in the fair value of financial assets at fair value through profit or loss, net foreign exchange losses, credit card commissions, impairment losses recognized on financial assets, leases interest and losses on derivative instruments that are recognized in profit or loss. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in profit or loss using the effective interest method.

Income tax ("IT")
(n)	Income tax (“IT”)-
Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that they relate to items recognized directly in equity or in other comprehensive income.
Current tax is the expected tax payable or receivable. IT payable for the year is determined in conformity with legal and tax requirements for companies in Mexico, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred IT is accounted for under the asset and liability method. Deferred taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill acquired under a business combination. Deferred tax is measured at the tax rates that are expected to be applied to the temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax assets and liabilities, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.
A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Employee Statutory Profit Sharing ("ESPS")
(o)	Employee Statutory Profit Sharing (“ESPS”)-
ESPS payable for the year is determined in conformity with the tax provisions in effect. Under current tax law, companies are required to share 10% of their taxable profits and the limits established in the applicable legislation with their employees. The ESPS is determined by the taxable profit calculated by individual entity level and not under a consolidated basis.

Earnings per share
(p)	Earnings per share-
The Group presents basic and diluted earnings per share (“EPS”) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the period, adjusted for own shares held. Diluted EPS is determined by adjusting the profit or loss attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding, adjusted for own shares held, for the effects of all dilutive potential ordinary shares.

Business concentrations
(q)	Business concentrations-
The Company’s services are provided to a large number of customers without significant concentration with any particular customer.
The main supplier of fuel used by aircraft in Mexico is World Fuel Services México, S. de R. L. de C. V.

Segment reporting
(r)	Segment reporting-
The Group reports information by segments as established in IFRS 8
Operating segments
. An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group’s other components. All operating segments’ operating results are reviewed regularly by the Group’s Chief Operating Decision Maker to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available.
The Group has determined that it has one operating segment: air transportation, identified in the following geographical destinations: (1) Domestic and (2) International. The Group allocates revenues by geographic area based on passenger flight destination.